EXHIBIT 99.1
Santander Drive Auto Receivables Trust 2011-4
Class A-1 0.41869% Asset Backed Notes
Class A-2 1.37% Asset Backed Notes
Class A-3 1.64% Asset Backed Notes
Class B 2.90% Asset Backed Notes
Class C 3.82% Asset Backed Notes
Class D 4.74% Asset Backed Notes
Class E 7.20% Asset Backed Notes
Servicer’s Certificate
This Servicer’s Certificate has been prepared pursuant to Section 4.6 of the Sale and Servicing Agreement among Santander Drive Auto Receivables Trust 2011-4, as Issuer, Santander Consumer USA, Inc., as Servicer, Santander Drive Auto Receivables LLC, as Seller, and Deutsche Bank Trust, Company Americas, as Indenture Trustee, dated as of October 13, 2011. Defined terms have the meanings assigned to them in the Sale and Servicing Agreement or in other Transaction Documents.

Collection Period Beginning:	11/01/2011
Collection Period Ending:	11/30/2011
Prev. Distribution/Close Date:	11/15/2011
Distribution Date:	12/15/2011
Days of Interest for Period:	30
Days in Collection Period:	30
Months Seasoned:	2

				Original
Purchases	Units	Cut-off Date	Closing Date	Pool Balance
Initial Purchase	51,600	09/30/2011	10/13/2011	819,679,030.29

Total	51,600			819,679,030.29

I. PRINCIPAL BALANCE CALCULATION

{1} Beginning of period aggregate Principal Balance								{1}	805,984,419.36

Monthly principal amounts
{2} Scheduled payments							{2}	8,500,501.28
{3} Prepayments received (partial and full)							{3}	4,423,759.13
{4} Repurchased Receivables							{4}	384,684.99
{5} Defaulted Receivables							{5}	472,934.47
{6} Cram Down Losses							{6}	5,619.84
{7} Other Receivables adjustments							{7}	—

{8} Total Principal distributable amount								{8}	13,787,499.71

{9} End of period aggregate Principal Balance								{9}	792,196,919.65

{10} Pool Factor ({9}/ Original Pool Balance)								{10}	0.966472

II. NOTE BALANCE CALCULATION

		Class A-1	Class A-2	Class A-3	Class B	Class C	Class D	Class E	Total
{11} Original Note Balance	{11}	145,800,000.00	295,000,000.00	59,200,000.00	77,870,000.00	98,360,000.00	73,770,000.00	24,590,000.00	774,590,000.00

{12} Beginning of period Note Balance	{12}	124,783,134.42	295,000,000.00	59,200,000.00	77,870,000.00	98,360,000.00	73,770,000.00	24,590,000.00	753,573,134.42
{13} First Allocation of Principal	{13}	—	—	—	—	—	—	—	—
{14} Second Allocation of Principal	{14}	—	—	—	—	—	—	—	—
{15} Third Allocation of Principal	{15}	—	—	—	—	—	—	—	—
{16} Fourth Allocation of Principal	{16}	—	—	—	—	—	—	—	—
{17} Fifth Allocation of Principal	{17}	—	—	—	—	—	—	—	—
{18} Regular Allocation of Principal	{18}	20,867,222.16	—	—	—	—	—	—	20,867,222.16
{19} Optional Purchase payment amount	{19}	—	—	—	—	—	—	—	—
{20} End of period Note Balance	{20}	103,915,912.26	295,000,000.00	59,200,000.00	77,870,000.00	98,360,000.00	73,770,000.00	24,590,000.00	732,705,912.26
{21} Note Pool Factors	{21}	0.712729	1.000000	1.000000	1.000000	1.000000	1.000000	1.000000	0.945927
{22} Principal payment per $1,000	{22}	167.23	—	—	—	—	—	—	27.69

III. RECONCILIATION OF COLLECTION ACCOUNT

Available Funds
{23} Scheduled principal payments received							{23}	8,500,501.28
{24} Partial and full prepayments received							{24}	4,423,759.13
{25} Liquidation Proceeds							{25}	203,918.42
{26} Repurchased Receivables (principal and interest)							{26}	399,467.66
{27} Interest collected on Receivables							{27}	10,656,547.51
{28} Other amounts received							{28}	99,455.43
{29} Reserve Account Excess Amount							{29}	—
{30} Reserve Account Draw Amount							{30}	—

{31} Total Available Funds								{31}	24,283,649.43

Distributions
{32} Indenture Trustee Fee							{32}	—
{33} Owner Trustee Fee							{33}	—

Servicing Fee

			Carryover	Change from
		Calculated Fee	Shortfall	prior period		Total
{34}		2,014,961.05	—	—		2,014,961.05	{34}	2,014,961.05

Class A Accrued Note Interest

		Beginning Note				Calculated
	Class	Balance	Interest Rate	Days	Days Basis	Interest
{35}	Class A-1	124,783,134.42	0.41869%	30	Actual/360	43,537.88	{35}	43,537.88
{36}	Class A-2	295,000,000.00	1.37%	30	30/360	336,791.67	{36}	336,791.67
{37}	Class A-3	59,200,000.00	1.64%	30	30/360	80,906.67	{37}	80,906.67

Class A Accrued Note Interest

					Carryover
		Carryover	Change from		Shortfall per
	Class	Shortfall	prior period		$1,000
{38}	Class A-1	—	—		—		{38}	—
{39}	Class A-2	—	—		—		{39}	—
{40}	Class A-3	—	—		—		{40}	—

{41} First Allocation of Principal							{41}	—

Class B Accrued Note Interest

		Beginning Note				Calculated
	Class	Balance	Interest Rate	Days	Days Basis	Interest
{42}	Class B	77,870,000.00	2.90%	30	30/360	188,185.83	{42}	188,185.83

Class B Accrued Note Interest

					Carryover
		Carryover	Change from		Shortfall per
	Class	Shortfall	prior period		$1,000
{43}	Class B	—	—		—		{43}	—

{44} Second Allocation of Principal							{44}	—

Class C Accrued Note Interest

		Beginning Note				Calculated
	Class	Balance	Interest Rate	Days	Days Basis	Interest
{45}	Class C	98,360,000.00	3.82%	30	30/360	313,112.67		{45}	313,112.67

Class C Accrued Note Interest

				Carryover
		Carryover	Change from	Shortfall per
	Class	Shortfall	prior period	$1,000
{46}	Class C	—	—	—				{46}	—

{47} Third Allocation of Principal								{47}	—

Class D Accrued Note Interest

		Beginning Note				Calculated
	Class	Balance	Interest Rate	Days	Days Basis	Interest
{48}	Class D	73,770,000.00	4.74%	30	30/360	291,391.50		{48}	291,391.50

Class D Accrued Note Interest

				Carryover
		Carryover	Change from	Shortfall per
	Class	Shortfall	prior period	$1,000
{49}	Class D	—	—	—				{49}	—

{50} Fourth Allocation of Principal								{50}	—

Class E Accrued Note Interest

		Beginning Note				Calculated
	Class	Balance	Interest Rate	Days	Days Basis	Interest
{51}	Class E	24,590,000.00	7.20%	30	30/360	147,540.00		{51}	147,540.00

Class E Accrued Note Interest

				Carryover
		Carryover	Change from	Shortfall per
	Class	Shortfall	prior period	$1,000
{52}	Class E	—	—	—				{52}	—

{53} Fifth Allocation of Principal								{53}	—

{54} Reserve Account deposit								{54}	—
{55} Regular Allocation of Principal								{55}	20,867,222.16
{56} Distribution to Residual Interestholder								{56}	—

{57} Total Distribution Amount									{57}	24,283,649.43

IV. RECONCILIATION OF RESERVE ACCOUNT

{58} Beginning of period Reserve Account balance						{58}	16,393,580.61
{59} Deposit to Reserve Account						{59}	—
{60} Release from Reserve Account						{60}	—

{61} End of period Reserve Account balance									{61}	16,393,580.61

{62} Specified Reserve Account Balance (2.00% of the Pool Balance as of the Cut-Off Date)									{62}	16,393,580.61
{63} Change in Reserve Account balance from prior period									{63}	—

V. OVERCOLLATERALIZATION

Target Overcollateralization (greater of)
{64} (i) 15.00% of the Principal Balance of the Receivables at the end of the Collection Period and									{64}	118,829,537.95
{65} (ii) 1.50% of the Principal Balance of the Receivables as of the Cut-off Date									{65}	12,295,185.45

{66} Level I Net Loss Trigger									{66}	No
{67} Target Overcollateralization Amount in the event of a Level I Net Loss Trigger (25.00%)									{67}	198,049,229.91

{68} End of period Principal Balance of the Receivables								{68}	792,196,919.65
{69} End of period Note Balance								{69}	732,705,912.26
{70} Overcollateralization amount at the end of the Collection Period									{70}	59,491,007.39
{71} Overcollateralization % at the end of the Collection Period									{71}	7.51%

VI. STATISTICAL DATA

		Original	Previous	Current
{72} Principal Balance of the Receivables	{72}	819,679,030.29	805,984,419.36	792,196,919.65
{73} Weighted average coupon of the Receivables	{73}	16.67%	16.68%	16.68%
{74} Weighted average original term of the Receivables	{74}	68.98	68.98	69.00
{75} Weighted average remaining term of the Receivables	{75}	61.72	59.99	59.25
{76} Number of Receivables	{76}	51,600	51,156	50,670

VII. DELINQUENCY

		Units	Dollars	Percentage
Receivables with Scheduled Payment Delinquent
{77} 31-60 days	{77}	3,536	45,713,707.60	5.77%
{78} 61-90 days	{78}	825	10,130,328.39	1.28%
{79} over 90 days	{79}	21	307,652.80	0.04%
{80} Total	{80}	4,382	56,151,688.79	7.09%

VIII. REPOSSESSION INVENTORY

		Units	Dollars
{81} Beginning of period Repossessed Inventory	{81}	17	292,602.28
{82} Vehicles Repossessed in current period	{82}	79	1,338,563.16
{83} Repossessed vehicles sold in current period	{83}	20	354,196.48
{84} Repossessed vehicles reinstated in current period	{84}	4	36,099.00
{85} Repossessed vehicle adjustment in current period	{85}	—	—
{86} End of period Repossessed Inventory	{86}	72	1,240,869.96

IX. CUMULATIVE NET LOSS RATIO

{87} Receivables becoming Defaulted Receivables during period	{87}	472,934.47
{88} Cram Down Losses occurring during period	{88}	5,619.84
{89} Liquidation Proceeds collected during period	{89}	1,039.39
{90} Net losses during period	{90}	274,635.89

{91} Net losses since Cut-off Date (end of period)	{91}	285,214.09
{92} Cumulative Net Loss Ratio (Net losses since the Cut-off Date / Pool Balance as of the Cut-off Date)	{92}	0.03%
IN WITNESS WHEREOF, the undersigned has duly executed and delivered this monthly Statement to Noteholders as dated below.

Santander Consumer USA, Inc., as Servicer

By:	/s/ Mark McCastlain

	Name: Title:	Mark McCastlain Vice President
	Date:	December 09, 2011